Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Incremental borrowing rate	5.17%	5.44%
Lease liabilities include future lease payments	$ 7.3	$ 7.9
Increase in lease liabilities	441.2	375.0
Expense related to variable lease payments	26.2	21.9
Sub leasing right-of-use assets	21.1	15.7
Lease expenses	$ 41.3	$ 36.8